Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2019
Financial Instruments [Abstract]
Disclosure of financial assets
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2019:

	2019 Carrying Value	2019 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	327.9	327.9	—	327.9	—
Long-term investments (1)	6.7	6.7	6.7	—	—
	334.6	334.6	6.7	327.9	—
Financial liabilities
Derivatives	18.4	18.4	—	18.4	—
Senior guaranteed notes (2)	2,098.8	2,120.1	—	2,120.1	—
	2,117.2	2,138.5	—	2,138.5	—

(1)	Long-term investments are comprised of equity securities in public oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2018:

	2018 Carrying Value	2018 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	595.6	595.6	—	595.6	—
Long-term investments (1)	8.7	8.7	8.7	—	—
	604.3	604.3	8.7	595.6	—
Financial liabilities
Senior guaranteed notes (2)	2,294.6	2,273.5	—	2,273.5	—
	2,294.6	2,273.5	—	2,273.5	—

(1)	Long-term investments are comprised of equity securities in public oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

Disclosure of financial liabilities
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2019:

	2019 Carrying Value	2019 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	327.9	327.9	—	327.9	—
Long-term investments (1)	6.7	6.7	6.7	—	—
	334.6	334.6	6.7	327.9	—
Financial liabilities
Derivatives	18.4	18.4	—	18.4	—
Senior guaranteed notes (2)	2,098.8	2,120.1	—	2,120.1	—
	2,117.2	2,138.5	—	2,138.5	—

(1)	Long-term investments are comprised of equity securities in public oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2018:

	2018 Carrying Value	2018 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	595.6	595.6	—	595.6	—
Long-term investments (1)	8.7	8.7	8.7	—	—
	604.3	604.3	8.7	595.6	—
Financial liabilities
Senior guaranteed notes (2)	2,294.6	2,273.5	—	2,273.5	—
	2,294.6	2,273.5	—	2,273.5	—

(1)	Long-term investments are comprised of equity securities in public oil and gas companies.

(2)
The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

Disclosure of derivative assets and liabilities
The following table summarizes the fair value as at December 31, 2019 and the change in fair value for the year ended December 31, 2019:

($ millions)	Commodity contracts (1)	Interest contracts	CCS contracts (2)	Foreign exchange contracts	Total
Derivative assets, beginning of year	147.0	5.5	434.7	8.4	595.6
Disposed	(16.2)	—	—	—	(16.2)
Unrealized change in fair value	(104.4)	(2.7)	(160.7)	(1.8)	(269.6)
Foreign exchange	(0.3)	—	—	—	(0.3)
Derivative assets, end of year	26.1	2.8	274.0	6.6	309.5

Derivative assets, end of year	26.1	2.8	292.2	6.8	327.9
Derivative liabilities, end of year	—	—	(18.2)	(0.2)	(18.4)

(1)	Includes oil and gas contracts.

(2)	Includes mark-to-market on principal and interest.
The following table summarizes the fair value as at December 31, 2018 and the change in fair value for the year ended December 31, 2018:

($ millions)	Commodity contracts (1)	Interest contracts	CCS contracts	Foreign exchange contracts	Total
Derivative assets / (liabilities), beginning of year	(53.8)	9.5	198.0	5.1	158.8
Unrealized change in fair value	203.4	(4.0)	236.7	3.3	439.4
Foreign exchange	(2.6)	—	—	—	(2.6)
Derivative assets, end of year	147.0	5.5	434.7	8.4	595.6

(1)	Includes oil and gas contracts.

Disclosure of offsetting of financial assets and liabilities
The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2019 and December 31, 2018:

	2019			2018
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	334.5	(25.0)	309.5	595.6	—	595.6
Amount offset	(6.6)	6.6	—	—	—	—
Net amount	327.9	(18.4)	309.5	595.6	—	595.6

Sensitivity analysis for types of market risk
The following table summarizes the unrealized gains (losses) on the Company's interest derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable forward interest rates, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2019		Year ended December 31, 2018
Forward interest rates	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Interest rate swaps	0.5	(0.5)	1.1	(1.1)
The following table summarizes the unrealized gains (losses) on the Company's commodity financial derivative contracts and the resulting impact on income before tax due to fluctuations in commodity prices, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2019		Year ended December 31, 2018
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil	(117.1)	104.2	(75.6)	61.6
Natural gas	—	—	(0.7)	0.7
The following table summarizes the resulting unrealized gains (losses) impacting income before tax due to the respective changes in the period end and applicable foreign exchange rates, with all other variables held constant:

		Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Exchange Rate	Year ended December 31, 2019		Year ended December 31, 2018
Cdn$ relative to US$		Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	254.8	(254.8)	394.2	(394.2)
Cross currency swaps	Forward	(264.6)	264.6	(402.3)	402.3
Foreign exchange swaps	Forward	(2.0)	2.0	(9.4)	9.4

Disclosure of undiscounted cash outflows to non-derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2019 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	479.4	—	—	—	479.4
Senior guaranteed notes (1)	234.6	532.3	829.2	500.5	2,096.6
Bank credit facilities (2)	39.9	916.8	—	—	956.7

(1)	These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.

(2)
These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2019 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans. The current maturity date of the Company's facilities is October 25, 2023. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.

The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2018 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	549.4	—	—	—	549.4
Senior guaranteed notes (1)	156.9	486.7	767.0	843.1	2,253.7
Bank credit facilities (2)	108.2	2,128.7	—	—	2,236.9

(1)	These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.

(2)	These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2018 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.

Disclosure of undiscounted cash outflows to derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2019 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	479.4	—	—	—	479.4
Senior guaranteed notes (1)	234.6	532.3	829.2	500.5	2,096.6
Bank credit facilities (2)	39.9	916.8	—	—	956.7

(1)	These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.

(2)
These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2019 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans. The current maturity date of the Company's facilities is October 25, 2023. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.

The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2018 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	549.4	—	—	—	549.4
Senior guaranteed notes (1)	156.9	486.7	767.0	843.1	2,253.7
Bank credit facilities (2)	108.2	2,128.7	—	—	2,236.9

(1)	These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.

(2)	These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2018 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.

Disclosure of derivative contracts
The following is a summary of the derivative contracts in place as at December 31, 2019:

Financial WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
	Swap		Three-way Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Volume (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Average Sold Put Price ($/bbl)
2020	14,249	75.52	39,730	82.67	76.48	62.72
2021 January - March	—	—	5,000	78.87	73.50	63.50

(1)	The volumes and prices reported are the weighted average volumes and prices for the period.

Financial Interest Rate Derivative Contracts – Canadian Dollar		Notional Principal ($ millions)	Fixed Rate (%)
Term	Contract
January 2020 - August 2020	Swap	50.0	1.16
January 2020 - August 2020	Swap	50.0	1.16
January 2020 - August 2020	Swap	100.0	1.15
January 2020 - September 2020	Swap	50.0	1.14
January 2020 - September 2020	Swap	50.0	1.11

Financial Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2020	Swap	555.0	3.50	737.4	3.31
January 2020 - March 2020	Swap	155.0	6.03	158.3	6.45
January 2020 - April 2021	Swap	82.0	5.13	79.0	5.83
January 2020 - June 2021	Swap	52.5	3.29	56.3	3.59
January 2020 - May 2022	Swap	170.0	4.00	166.9	5.03
January 2020 - April 2023	Swap	61.5	4.12	80.3	3.71
January 2020 - June 2023	Swap	270.0	3.78	274.7	4.32
January 2020 - June 2024	Swap	257.5	3.75	276.4	4.03
January 2020 - April 2025	Swap	82.0	4.30	107.0	3.98
January 2020 - April 2025	Swap	230.0	4.08	291.1	4.13
January 2020 - April 2027	Swap	20.0	4.18	25.3	4.25

Financial Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Notional Principal (US$ millions)	Pay Notional Principal (Cdn$ millions)
January 2020	Swap	15.0	19.7
May 2022	Swap	30.0	32.2